Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Payable
Notes Payable

Note 4 – Notes Payable

Notes payable consisted of the following:

	March 31, 2023	December 31, 2022
Unsecured
(a) Notes payable - in default	$1,639,000	$1,639,000
(b) Notes payable issued by BST - in default	286,000	286,000
(c) Note payable - EID loan	148,000	149,000

Secured
(d) Notes payable – October 2022	1,000,000	1,000,000
(e) Notes payable - in default	6,000	6,000
(f) Notes payable – July 2022	165,000	211,000
Total notes payable principal outstanding	3,244,000	3,291,000
Less debt discount	(136,000)	(323,000)
Total notes payable	3,108,000	2,968,000
Less current portion of notes payable, net of discount	(2,966,000)	(2,826,000)
Long term notes payable	$142,000	$142,000

(a) In previous years, the Company issued notes payable in exchange for cash. The notes are unsecured, bear interest at a rate of 8% through 14% per annum and matured starting in fiscal 2011 up to November 2021. At March 31, 2023 and December 31, 2022, the outstanding balance of the notes payable was $1,639,000, respectively, and are in default.

(b) In 2018, the Company’s consolidated subsidiary BlockSafe, issued promissory notes in exchange for cash. The notes are unsecured, bearing interest at a rate of 8% per annum, and matured in September 2019. At December 31, 2021, the outstanding balance of the notes payable amounted to $310,000. During the year ended December 31, 2022, the Company made principal payments of $24,000. At December 31, 2022 and March 31, 2023 the outstanding balance of the BlockSafe notes payable amounted to $286,000, and are in default.

(c) On May 15, 2020, the Company received a $150,000 loan (the “EID Loan”) from the Small Business Administration (SBA) under the SBA’s Economic Injury Disaster Loan program. The EID Loan has a thirty-year term and bears interest at a rate of 3.75% per annum. Monthly principal and interest payments of $250 per month were deferred for twenty-four months and commenced in June 2022. The EID Loan may be prepaid at any time prior to maturity with no prepayment penalties. The proceeds from the EID Loan must be used for working capital. The EID Loan contains customary events of default and other provisions customary for a loan of this type.  As of December 31, 2022, the outstanding balance of the EID loan amounted to $149,000.  During the three months ended March 31, 2023, the Company made principal payments of $1,000. At March 31, 2023, the outstanding balance of the EID loan amounted to $148,000. The Company was in compliance with the terms of the EID loan as of March 31, 2023.

(d) On October 26, 2022, the Company entered into a Securities Purchase Agreement  with Walleye Opportunities Master Fund Ltd., a Cayman Islands company (“Walleye”), whereby Walleye purchased a promissory note of the Company, in the aggregate principal amount of One Million Dollars ($1,000,000) (the “Note”), which is convertible by Walleye into shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) upon an Event of Default .

On the Closing Date (specifically October 26, 2022), the Company received $800,000 which represented the principal of $1,000,000 less an original issue discount in the amount of $200,000 paid to Walleye. Walleye received a seven (7) month note, with no interest and, only in the event of a default (after the Maturity Date) of twelve percent (12%) per annum. The Company shall have the right, exercisable on seven (7) Trading Days prior written notice to Walleye, to prepay the outstanding Principal Amount then due under this Note prior to any default. Walleye may demand immediate repayment in the event of certain events, including a financing event. In the event of default, Walleye shall have, as of and after any event of default, the option to cover the outstanding obligation of the Note at 90% of the lowest VWAP of the Common Stock on the date of the applicable conversion (the “Conversion Date”) or at any point during the four (4) Trading Day period immediately prior to the date of the applicable conversion.

In addition, on the Closing Date, Walleye received a five year Fifty Million (50,000,000) common stock purchase warrants, exercisable at $0.0045 per share which shall be earned in full as of the Closing Date of October 26, 2022. The  common stock purchase warrant has  a cashless exercise provision (unless there is a registration statement registering the underlying shares to the common stock purchase warrants).  As a result of these issuances and grants, the Company incurred the following (a) relative fair value of the warrants granted of $260,000; and (b) original issue discounts of $200,000 of the debentures for a total of $460,000 which was allocated as debt discount. The debt discount is being amortized to interest expense over the term of the corresponding debentures. As of December 31, 2022, the unamortized debt discount was $323,000.  During the three-month ended March 31, 2023, the Company recorded $187,000 as interest expense, leaving an unamortized debt discount balance of $136,000 at March 31, 2023.

From October 26, 2022 until the Note is extinguished in its entirety, Walleye shall receive a right of participation and first right of refusal on subsequent financings as described in the Agreement.

On October 26, 2022, through a Security Agreement of the same date, the Company’s Subsidiaries (specifically BlockSafe Technologies, Inc. and Cyber Security Risk Solutions, LLC) agreed to guarantee and act as surety for payment of the Note.

At March 31, 2023 and December 31, 2022, the outstanding balance of the note payable was $1,000,000, respectively.

(e) In fiscal 2019 and 2020, the Company issued notes payable aggregating $468,000. The notes bear interest at a rate starting from 8% to 37% per annum, each agreement secured by substantially all of the assets of the Company, maturing between March 2020 and July 2021. The Company also made principal payments of $319,000, and one unsecured note of $21,000 was extinguished as part of a debt settlement obligation transaction. At March 31, 2023 and December 31, 2022, the outstanding balance of the secured notes payable was $6,000 and $6,000, respectively, and is in default.

(f) In July 2022, the Company issued notes payable aggregating $275,000. The notes bear an average interest rate of 51% per annum, each agreement secured by substantially all of the assets of the Company and maturing in January 2024.  At December 31, 2022, the outstanding balance of the secured notes payable was $211,000.  During the three months ended March 31, 2023, the Company made principal payments of $46,000.  At March 31, 2023, the outstanding balance of the secured notes payable was $165,000.

Note 5 – Notes Payable

Notes payable consisted of the following:

	December 31, 2022	December 31, 2021
Unsecured
(a) Notes payable- $1,639,000 - in default	$1,639,000	$1,639,000
(b) Notes payable issued by BST - in default	286,000	310,000
(c) Note payable-EID loan	149,000	150,000

Secured
(d) Notes payable – October 2022	1,000,000	-
(e) Notes payable - in default	6,000	23,000
(f) Notes payable – July 2022	211,000	-
Total notes payable principal outstanding	3,291,000	2,122,000
Less debt discount	(323,000)	-
Total notes payable	2,968,000	2,122,000
Less current portion of notes payable, net of discount	(2,826,000)	(1,972,000)
Long term notes payable	$142,000	$150,000

(a) In previous years, the Company issued notes payable in exchange for cash. The notes are unsecured, bear interest at a rate of 8% through 14% per annum and matured starting in fiscal 2011 up to November 2021. At December 31, 2022 and December 31, 2021, the outstanding balance of the notes payable was $1,639,000, respectively, and are in default.

(b) In fiscal 2018, the Company’s consolidated subsidiary BlockSafe, issued promissory notes in exchange for cash. The notes are unsecured, bearing interest at a rate of 8% per annum, and matured in September 2019. At December 31, 2022, the outstanding balance of the notes payable amounted to $310,000. During the year ended December 31, 2022, the Company made principal payments of $24,000. At December 31, 2022, the outstanding balance of the BlockSafe notes payable amounted to $286,000, and are in default.

(c) On May 15, 2020, the Company received a $150,000 loan (the “EID Loan”) from the Small Business Administration (SBA)under the SBA’s Economic Injury Disaster Loan program. The EID Loan has a thirty-year term and bears interest at a rate of 3.75% per annum. Monthly principal and interest payments of $250 per month are deferred for twenty-four months and will commence in June 2022. The EID Loan may be prepaid at any time prior to maturity with no prepayment penalties. The proceeds from the EID Loan must be used for working capital. The EID Loan contains customary events of default and other provisions customary for a loan of this type.  During the year ended December 31, 2022, the Company made principal payments of $1,000. At December 31, 2022 and 2021, the outstanding balance of the EID loan amounted to $149,000 and $150,000, respectively. The Company was in compliance with the terms of the EID loan as of December 31, 2022.

(d) On October 26, 2022, the Company entered into a Securities Purchase Agreement  with Walleye Opportunities Master Fund Ltd., a Cayman Islands company (“Walleye”), whereby Walleye purchased a promissory note of the Company, in the aggregate principal amount of One Million Dollars ($1,000,000) (the “Note”), which is convertible by Walleye into shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) upon an Event of Default .

On the Closing Date (specifically October 26, 2022), the Company received $800,000 which represented the principal of $1,000,000 less an original issue discount in the amount of $200,000 paid to Walleye. Walleye received a seven (7) month note, with no interest and, only in the event of a default (after the Maturity Date) of twelve percent (12%) per annum. The Company shall have the right, exercisable on seven (7) Trading Days prior written notice to Walleye, to prepay the outstanding Principal Amount then due under this Note prior to any default. Walleye may demand immediate repayment in the event of  certain events, including a financing. In the event of default, Walleye shall have, as of and after any event of default, the option to cover the outstanding obligation of the Note time 120% at 90% of the lowest VWAP of the Common Stock on the date of the applicable conversion (the “Conversion Date”) or at any point during the four (4) Trading Day period immediately prior to the date of the applicable conversion.

In addition, on the Closing Date, Walleye received a five year Fifty Million (50,000,000) common stock purchase warrants, exercisable at $0.01 per share which shall be earned in full as of the Closing Date of October 26, 2022. The  common stock purchase warrant has  a cashless exercise provision (unless there is a registration statement registering the underlying shares to the common stock purchase warrants).  As a result of these issuances and grants, the Company incurred the following (a) relative fair value of the warrants granted of $260,000; and (b) original issue discounts of $200,000 of the debentures for a total of $460,000 which was allocated as debt discount. The debt discount is being amortized to interest expense over the term of the corresponding debentures. As of December 31, 2022, the unamortized debt discount was $323,000.

From October 26, 2022 until the Note is extinguished in its entirety, Walleye shall receive a right of participation and first right of refusal on subsequent financings as described in the Agreement.

On October 26, 2022, through a Security Agreement of the same date, the Company’s Subsidiaries (specifically BlockSafe Technologies, Inc. and Cyber Security Risk Solutions, LLC) agreed to guarantee and act as surety for payment of the Note.

At December 31, 2022, the outstanding balance of the note payable was $1,000,000.

(e) In fiscal 2019 and 2020, the Company issued notes payable aggregating $468,000. The notes bear interest at a rate starting from 8% to 37% per annum, each agreement secured by substantially all of the assets of the Company, maturing between March 2020 and July 2021. The Company also made principal payments of $319,000, and one unsecured note of $21,000 was extinguished as part of a debt settlement obligation transaction. At December 31, 2021, the outstanding balance of the unsecured note agreements was $23,000. During the year ended December 31, 2022, the Company made principal payments of $17,000. At December 31, 2022, the outstanding balance of the secured notes payable was $6,000 and is in default.

(f) In July 2022, the Company issued notes payable aggregating $275,000. The notes bear average interest rate of 51% per annum, each agreement secured by substantially all of the assets of the Company and maturing in January 2024.  During the year ended December 31, 2022, the Company made principal payments of $64,000.  At December 31, 2022, the outstanding balance of the secured notes payable was $211,000.